PIMCO International Bond Portfolio US Dollar-Hedged Average Annual Total Returns - Institutional Class [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate ex-USD (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.80%	0.79%	2.58%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	4.10%	1.18%	3.04%